Transactions With Related Parties (Details) - Schedule of composition of key personnel	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	135	111	120
Director [Member]
Transactions With Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	11	11	11
Manager [Member]
Transactions With Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	124	100	109